Research and development (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Research And Development [Abstract]
Disclosure of detailed information about research and development expenses [Table Text Block]
	2019	2018
	$	$

Research and development programs, excluding the below items	16,110	21,235
Salaries, fees and short-term benefits	7,867	6,596
License agreement amendment (note 9(b))	-	2,326
Share-based compensation	1,318	1,658
Amortization of intangible assets	1,320	1,809
Change in fair value of contingent consideration	(95)	(511)
Depreciation of property and equipment	786	625
Tax credits	(135)	(153)
	27,171	33,585